Administrative Office: 6400 C Street SW Cedar Rapids, IA 52499

November 6, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F St N.E.

Washington, D.C. 20549-0506

Re:	Transamerica Axiom III Variable Annuity
Separate Account VA B
Transamerica Life Insurance Company
(File No. 333-233837)

Commissioners:

On behalf of the above-captioned Registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the Registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (720) 488-7884.

Sincerely,

/s/ Brian Stallworth
Brian Stallworth
Assistant General Counsel